Acquisition (Details) - Proplus [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Oct. 01, 2025
Acquisition [Line Items]
Percentage of issued and outstanding equity interests		100.00%
Revenue	$ 478,541
Net loss	$ 1,911,850